Derivatives and Hedge Accounting Activities (Fair Value of Derivatives) (Parenthetical) (Detail) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018
Derivatives Fair Value [Line Items]
Current derivative asset	$ 55	$ 223	[1]
Other Current Liabilities
Derivatives Fair Value [Line Items]
Current derivative liabilities	$ 242	157
Dominion Energy Gas Holdings, LLC | Other Current Assets
Derivatives Fair Value [Line Items]
Current derivative asset		$ 2

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.